DESCRIPTION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
DESCRIPTION OF THE COMPANY

NOTE 1 — DESCRIPTION OF THE COMPANY

General

Angels of Mercy provides non-medical, Personal Care Attendant (PCA) services, Supervised Independent Living (SIL), Long-Term Senior Care, and other approved programs performed by a trained caregiver that will meet the health service needs of beneficiaries whose disabilities preclude the performance of certain independent living skills related to the activities of daily living (ADL).

PCA services that are reimbursed to AOM under the waiver:

•	Assisting with personal hygiene, dressing, bathing, and grooming
•	Performing or assisting in the performance of tasks related to maintaining a safe, healthy and stable living environment such as:
•	Light cleaning tasks in areas of the home used by the recipient,
•	Shopping for such items as health and hygiene products, clothing and groceries,
•	Performing activities of daily living inside and outside of the home which require attendant care,
•	Assisting with or performing beneficiary laundry care chores
•	Assisting with bladder and/or bowel requirements, including bed pan routines
•	If indicated on the Plan of Care, assisting beneficiary to clinics, physician’s offices, and other appointments,
•	Assisting the beneficiary to receive any service specified in the written Plan of Care, including leisure skills development,
•	Assisting in activities which would enhance the individual employability and improve and enhance the beneficiary’s quality of life.

Supervised Independent Living (SIL) is an alternative program for mentally challenged, developmentally disabled or physically disabled individuals. AOM provides the following personal health services:

•	Assistance with safety procedures and emergency contacts within the home environment
•	Counseling during the transition period
•	Assistance in meeting needs with medical management, employment, financial, budgeting, household management, personal care, recreation and transportation
•	Accessibility to community resources
•	Independence and personal growth
•	Freedom from abuse, neglect and exploitation

Services and Fee Structure

AOM is reimbursed for each approved “Unit of Service” provided, as determined by the Health Care Financing Administration (HCFA), the Department of Social Services and based upon a detailed Case Management, Plan of Care for each beneficiary. A unit of service for PCA services will be one-half hour. At least fifteen (15) minutes of service must be provided to the individual in order for AOM to bill for a unit of service. A maximum of 1,825 hours (3,650 half-hour units) per beneficiary, per year can be billed under the Medicaid waiver program.

Long Term Care (LTC) - Older population or anyone whose disability occurred after their 21st birthday. Reimbursement rate: $2.89/quarter hour

Early Periodic Screening Diagnostic Treatment (EPSDT) – This service is provided from 3 years of age or older until 21 years of age. Reimbursement rate: $2.53/quarter hour

Elderly and Young Adult Waiver (EDA) – This service is provided by age 22 and normally up through death of the client. Reimbursement rate: $2.83/quarter hour

New Opportunity Waiver (NOW) The longest running Medicaid Waiver program and has the most resources available for the clients.

Several programs within the NOW- Title 19.

Reimbursement rates:

IFS day program: $3.61/quarter hour

IFS night: $2.17quarter hour

IFS day x2: $2.72/quarter hour

IFS day x3: 2.36/quarter hour

IFS night x2: $1.52/quarter hour

Supervised Independent Living (SIL) - Clients live independently but with supervision and assistance from AOM trained staff. Activities of Daily Living skills are taught by staff to clients. Some clients go to day programs, some are employed, and some clients receive 24 hours/day personal care services. Reimbursement rate: 16.93/hour/daily care 24/7.